Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 228,059
HEUNG-A SHIPPING CO., LTD., MSC [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	212,933
GAIL(India) Limited, Myanma Oil and Gas Enterprise [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 15,126